UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, New York 10022

13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont              New York, N.Y.                      8/12/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  59
                                         --

Form 13F Information Table Value Total: $94,040
                                         ------
                                       (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                                     COLUMN  2      COLUMN 3  COLUMN 4            COLUMN 5  COLUMN 6 COLUMN 7   COLUMN 8

                                                                         VALUE  SHRS OR    SH/ PUT/ INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT    PRN CALL DISCRE   MANAG  SOLE SHARED NONE

ADVANCE PCS     CMN                       Common             00790K109   7,881     329,200             Sole  None     329,200
AMDOCS LTD                                Ordinary           G02602103   1,080     143,000             Sole  None     143,000
AMERICAN TOWER CORP     CMN CLASS A       Class A            29912201    1,070     310,239             Sole  None     310,239
AOL TIME WARNER INC     CMN               Common             00184A105   3,824     259,960             Sole  None     259,960
ARBITRON INC.           CMN               Common             03875Q108      95   2,964,000             Sole  None   2,964,000
ARIBA INC               CMN               Common             04033V104   1,280     401,320             Sole  None     401,320
AVANEX                  CMN               Common             05348W109     143      73,913             Sole  None      73,913
BOOKS A MILLION                           Common             098570104      40      11,000             Sole  None      11,000
CDW COMPUTER CENTRES INC     CMN          Common             125129106   2,668      57,000             Sole  None      57,000
CENTILLIUM COMMUNICATIONS INC   CMN       Common             152319109     616      70,653             Sole  None      70,653
CISCO SYSTEMS, INC              CMN       Common             17275R102   5,106     366,000             Sole  None     366,000
COSINE COMMUNICATIONS INC   CMN           Common             221222102       5      10,870             Sole  None      10,870
CREE      CMN                             Common             225447101   1,703     128,740             Sole  None     128,740
DELL COMPUTER CORPORATION   CMN           Common             247025109   3,268     125,000             Sole  None     125,000
DEUTSCHE TELEKOM                          Sponsored ADR      251566105   2,068     222,137             Sole  None     222,137
DSL. NET INC                              Common             262506108      28      78,261             Sole  None      78,261
ERICSSON L M TEL CO           CMN         ADR Class B SEK10  294821400   1,232     855,219             Sole  None     855,219
ESS TECHNOLOGY INC             CMN        Common             269151106   2,206     125,779             Sole  None     125,779
EXPEDIA INC            CMN CLASS A        Class A            302125109     208       3,500             Sole  None       3,500
FALCONSTOR SOFTWARE INC       CMN         Common             306137100     423      99,999             Sole  None      99,999
FREEMARKETS INC                CMN        Common             356602102     543      38,422             Sole  None      38,422
GENESIS MICROCHIP INC DEL       CMN       Common             37184C103     265      31,827             Sole  None      31,827
INFORMATICA CORP              CMN         Common             45666Q102   1,387     195,564             Sole  None     195,564
INRANGE TECHNOLOGIES CORP     CMN         Class B            45769V206     173      36,522             Sole  None      36,522
JB OXFORD HOLDINGS INC                    Common             466107109      13      13,000             Sole  None      13,000
KOPIN CORP                                Common             500600101   1,358     205,689             Sole  None     205,689
KT CORPORATION                            Sponsored ADR      48268K101   3,280     151,500             Sole  None     151,500
LAMAR ADVERTISING CO    CMN CLASS A       Class A            512815101   1,674      45,000             Sole  None      45,000
LEVEL 3 COMMUNICATIONS INC  CMN           Common             52729N100   2,155     730,510             Sole  None     730,510
LINEAR TECHNOLOGY CORP        CMN         Common             535678106   2,011      64,000             Sole  None      64,000
MAXIM INTEGRATED PRODUCTS INC CMN         Common             57772K101   3,028      79,000             Sole  None      79,000
McAFEE COM CORP     CMN CLASS A           Class A            579062100   1,072      73,261             Sole  None      73,261
MCDATA CORP           CMN CLASS A         Class A            580031201   5,633     639,400             Sole  None     639,400
MCG CAPITAL CORP           CMN            Common             58047P107   5,849     350,000             Sole  None     350,000
MICROSOFT CORP.                CMN        Common             594918104   6,285     114,900             Sole  None     114,900
MOODYS CORP                  CMN          Common             615369105     995      20,000             Sole  None      20,000
NETEGRITY INC             CMN             Common             64110P107     164      26,565             Sole  None      26,565
NETSCREEN TECHNOLOGIES INC   CMN          Common             64117V107   1,014     110,473             Sole  None     110,473
NETWORK APPLIANCE INC.   CMN              Common             64120L104   1,927     154,921             Sole  None     154,921
NETWORKS ASSOCIATES INC.     CMN          Common             640938106   1,676      87,000             Sole  None      87,000
NEXTEL COMMUNICATIONS CL A   CMN CLASS A  Common             65332V103     429     157,835             Sole  None     157,835
NTL INCORPORATED (NEW)            CMN     Common             629407107      26     808,789             Sole  None     808,789
OPLINK COMMUNICATIONS INC     CMN         Common             68375Q106      36      49,565             Sole  None      49,565
PEGASUS COMMUNICATIONS CORP    CMN        Class A            705904100       7      10,000             Sole  None      10,000
POLYCOM INC                               Common             73172K104     489      40,762             Sole  None      40,762
PURCHASE PRO.COM    CMN                   Common             746144302       6      12,982             Sole  None      12,982
RCN CORP                                  Common             749361101     323     236,435             Sole  None     236,435
RED HAT, INC                     CMN      Common             756577102   1,823     310,552             Sole  None     310,552
SECURE COMPUTING CORP                     Common             813705100   1,606     212,670             Sole  None     212,670
SMARTFORCE PLC    ADR                     Sponsored ADR      83170A206     824     242,263             Sole  None     242,263
SONUS NETWORKS INC      CMN               Common             835916107     279     138,088             Sole  None     138,088
STORAGENETWORKS INC        CMN            Common             86211E103     136      68,914             Sole  None      68,914
TICKETMASTER              CMN CLASS B     Class B            88633P203   1,497      80,000             Sole  None      80,000
TMP WORLDWIDE INC         CMN             Common             872941109   1,892      88,000             Sole  None      88,000
USA INTERACTIVE          CMN              Common             902984103   4,103     175,000             Sole  None     175,000
VIACOM INC CL-B COMMON   CMN CLASSB       Class B            925524308   1,642      37,000             Sole  None      37,000
WEBEX COMMUNICATIONS INC     CMN          Common             94767L109   3,299     207,484             Sole  None     207,484
WIRE ONE TECHNOLOGIES INC                 Common             976521104      43      21,739             Sole  None      21,739
ZIXIT CORPORATION             CMN         Common             98974P100     134      24,433             Sole  None      24,433
                                                                        94,040  12,725,855

02984.0001 #343183